Note 9 - Short-term Borrowings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Short-term Borrowings (Details) [Line Items]
Long-term Line of Credit	$ 3.1	$ 3.9	$ 4.9
Lorain National Bank [Member]
Note 9 - Short-term Borrowings (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	4.0
Line of Credit Facility, Interest Rate During Period	3.66%
Liberty Bank NA [Member]
Note 9 - Short-term Borrowings (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3.0
Line of Credit Facility, Interest Rate During Period	4.00%